Related Party Transactions - Compensation Expense (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related party [Abstract]
Short-term employment benefits	$ 5,454	$ 7,109
Long-term employment benefits	31	0
Termination benefit	489	308
Directors’ fees	273	335
Share-based compensation	8,886	11,026
Compensation expense for key management personnel	15,133	18,778
Compensation expense for key management personnel, payable or accrued	$ 1,200	$ 1,600